AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2020
	Shares	Value
Common Stocks - 97.1%
Communication Services - 15.7%
58.com, Inc., ADR (China)*	8,689	$481,110
Autohome, Inc., ADR (China)	2,181	191,164
Baidu, Inc., Sponsored ADR (China)*	6,127	731,564
iQIYI, Inc., ADR (China)*,1	19,401	409,361
MultiChoice Group (South Africa)*	66,858	411,979
NetEase, Inc., ADR (China)	1,433	656,916
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,594,021	332,481
Tencent Holdings, Ltd. (China)	41,206	2,826,658
Tencent Music Entertainment Group, ADR (China)*	71,222	1,149,523
Zee Entertainment Enterprises, Ltd. (India)	188,449	348,459

Total Communication Services		7,539,215
Consumer Discretionary - 21.4%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	13,791	3,461,817
Feng TAY Enterprise Co., Ltd. (Taiwan)	125,280	750,376
Hanon Systems (South Korea)	19,343	161,976
MakeMyTrip, Ltd. (India)*	26,148	407,124
Maruti Suzuki India, Ltd. (India)	1,900	158,802
Midea Group Co., Ltd., Class A (China)	55,285	567,824
Naspers, Ltd., N Shares (South Africa)	2,663	484,536
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	3,587	502,898
Prosus, N.V. (Netherlands)*	14,412	1,402,680
Sands China, Ltd. (Macau)	141,839	540,806
Shenzhou International Group Holdings, Ltd. (China)	49,322	589,138
Trip.com Group, Ltd., ADR (China)*	21,377	581,455
Yum China Holdings, Inc. (China)	13,217	677,239

Total Consumer Discretionary		10,286,671
Consumer Staples - 9.9%
Bid Corp., Ltd. (South Africa)	35,997	593,724
CP All PCL (Thailand)*	148,068	324,177
Dino Polska, S.A. (Poland)*,2	8,053	445,824
Fomento Economico Mexicano, S.A.B de CV (Mexico)	54,296	334,242
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	56,400	295,882
Kweichow Moutai Co., Ltd., Class A (China)	1,400	336,711
LG Household & Health Care, Ltd. (South Korea)	454	523,611
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	212,986	501,290
	Shares	Value

Wuliangye Yibin Co., Ltd., Class A (China)	46,100	$1,436,972

Total Consumer Staples		4,792,433
Energy - 3.6%
Novatek PJSC, Sponsored GDR (Russia)	3,714	541,120
Reliance Industries, Ltd. (India)	42,288	1,169,500
Reliance Industries, Ltd., Partly Paid Up (India)	3,129	49,240

Total Energy		1,759,860
Financials - 19.5%
AIA Group, Ltd. (Hong Kong)	79,168	713,853
Banco Bradesco, S.A., ADR (Brazil)	146,169	616,833
Bancolombia, S.A., Sponsored ADR (Colombia)	5,005	139,740
Bank Mandiri Persero Tbk PT (Indonesia)	978,716	388,991
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,952,301	424,069
BDO Unibank, Inc. (Philippines)	181,885	325,271
China International Capital Corp., Ltd., Class H (China)*,2	138,000	326,365
Credicorp, Ltd. (Peru)	3,316	421,696
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)*	105,024	376,161
HDFC Bank, Ltd. (India)	83,040	1,147,046
Housing Development Finance Corp., Ltd. (India)	45,969	1,093,257
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	64,442	328,654
Noah Holdings, Ltd., ADR (China)*,1	5,669	172,734
OTP Bank Plc (Hungary)*	13,545	485,140
Ping An Insurance Group Co. of China, Ltd., Class H (China)	120,220	1,268,469
Sberbank of Russia PJSC, Sponsored ADR (Russia)*	85,285	1,012,018
Turkiye Garanti Bankasi, A.S. (Turkey)*	154,838	155,641

Total Financials		9,395,938
Health Care - 5.0%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	126,200	548,233
Fleury, S.A. (Brazil)	119,031	584,368
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	62,500	384,451
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)*	159,900	352,750
Microport Scientific Corp. (China)	29,800	144,862
Odontoprev, S.A. (Brazil)	142,911	380,800

Total Health Care		2,395,464
Industrials - 2.2%
Adani Ports & Special Economic Zone, Ltd. (India)	92,383	388,068

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 2.2% (continued)
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	41,362	$278,727
Shanghai International Airport Co., Ltd., Class A (China)	42,169	410,207

Total Industrials		1,077,002
Information Technology - 18.8%
Advantech Co., Ltd. (Taiwan)	33,727	354,952
Delta Electronics, Inc. (Taiwan)	98,100	670,559
Infosys, Ltd., Sponsored ADR (India)	36,569	469,912
MediaTek, Inc. (Taiwan)	11,000	262,659
Pagseguro Digital, Ltd., Class A (Brazil)*,1	12,357	472,408
Samsung Electronics Co., Ltd. (South Korea)	43,567	2,129,287
SK Hynix, Inc. (South Korea)	9,284	650,031
Sunny Optical Technology Group Co., Ltd. (China)	20,176	378,887
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	233,632	3,400,187
Tata Consultancy Services, Ltd. (India)	8,210	249,425

Total Information Technology		9,038,307
Materials - 1.0%
LG Chem, Ltd. (South Korea)	562	269,108
UPL, Ltd. (India)*	32,533	207,608

Total Materials		476,716

Total Common Stocks (Cost $35,955,714)		46,761,606

	Principal Amount	Value
Short-Term Investments - 2.2%
Joint Repurchase Agreements - 0.1%[3]
Citibank N.A., dated 07/31/20, due 08/03/20, 0.070% total to be received $36,910 (collateralized by various U.S. Treasuries, 0.000% - 7.875%, 09/17/20 - 02/15/49, totaling $37,648)	$36,910	$36,910

	Shares
Other Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%[4]	1,037,951	1,037,951

Total Short-Term Investments (Cost $1,074,861)		1,074,861
Total Investments - 99.3% (Cost $37,030,575)		47,836,467
Other Assets, less Liabilities - 0.7%		320,851
Net Assets - 100.0%		$48,157,318

*	Non-income producing security.
[1]	Some of these securities, amounting to $604,435 or 1.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the value of these securities amounted to $772,189 or 1.6% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the July 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,630,533	$4,656,138	—	$10,286,671
Financials	2,055,818	7,340,120	—	9,395,938
Information Technology	942,320	8,095,987	—	9,038,307
Communication Services	3,619,638	3,919,577	—	7,539,215
Consumer Staples	835,532	3,956,901	—	4,792,433
Health Care	965,168	1,430,296	—	2,395,464
Energy	49,240	1,710,620	—	1,759,860
Industrials	278,727	798,275	—	1,077,002
Materials	—	476,716	—	476,716
Short-Term Investments
Joint Repurchase Agreements	—	36,910	—	36,910
Other Investment Companies	1,037,951	—	—	1,037,951
Total Investments in Securities	$15,414,927	$32,421,540	—	$47,836,467

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2020, was as follows:
Country	% of Long-Term Investments
Brazil	5.1
China	40.4
Colombia	0.3
Hong Kong	1.5
Hungary	1.0
India	12.2
Indonesia	2.4
Macau	1.2
Mexico	3.2
Netherlands	3.0
Peru	0.9
Country	% of Long-Term Investments
Philippines	0.7
Poland	1.0
Russia	3.3
South Africa	3.2
South Korea	8.0
Taiwan	11.6
Thailand	0.7
Turkey	0.3
100.0

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$604,435	$36,910	$575,134	$612,044
The following table summarizes the securities received as collateral for securities lending at July 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/20-11/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.